TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
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Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
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Investors Should Retain this Supplement for Future Reference
November 24, 2021